Stock-Based Compensation - Options intrinsic value and term 10K (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Stock-Based Compensation
Aggregate Intrinsic Value, Options outstanding at end of period	$ 1,833
Aggregate Intrinsic Value, Options vested and exercisable at end of period	$ 1,833
Weighted Average Remaining Contractual Term, Options outstanding at end of period	1 year 9 months 4 days
Weighted Average Remaining Contractual Term, Options vested and exercisable at end of period	1 year 9 months 4 days